Share capital - Restricted share units (Details) - RSUs	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning | shares	507,849	0
Number Of Share Option Granted In Sharebased Payment Arrangement | shares	450,442	507,849
Number Of Share Option Exercised In Sharebased Payment Arrangement | shares	(169,283)	0
Number Of Share Option Expired In Sharebased Payment Arrangement | $	139,535
Number of options outstanding, ending | shares	649,473	507,849
Weighted average exercise price, Options outstanding, beginning	$ 3.44	$ 0
Weighted Average Exercise Price Of Share Option Granted In Sharebased Payment Arrangement	3.41	3.44
Weighted Average Exercise Price Of Share Option Exercised In Sharebased Payment Arrangement	3.44	0
Weighted Average Exercise Price Of Share Option Expired In Sharebased Payment Arrangement	3.44
Weighted average exercise price, Options outstanding, ending	$ 3.44	$ 3.44